PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utility Assets	Transport Assets	Energy Assets	Data Infrastructure Assets	Total Assets
Gross Carrying Amount:
Balance at January 1, 2018	$3,471	$2,657	$2,629	$—	$8,757
Additions, net of disposals	441	77	140	4	662
Non-cash (disposals) additions	(19)	(4)	6	—	(17)
Acquisitions through business combinations(1)	394	—	2,111	440	2,945
Net foreign currency exchange differences	(267)	(245)	(205)	—	(717)
Balance at December 31, 2018	$4,020	$2,485	$4,681	$444	$11,630
Change in accounting policies(2)	21	356	197	633	1,207
Additions, net of disposals	467	122	419	8	1,016
Non-cash (disposals) additions	(2)	49	(270)	(51)	(274)
Acquisitions through business combinations(1)	—	5,283	3,332	95	8,710
Assets reclassified as held for sale	(458)	—	—	—	(458)
Net foreign currency exchange differences	135	4	72	2	213
Balance at December 31, 2019	$4,183	$8,299	$8,431	$1,131	$22,044
Accumulated depreciation:
Balance at January 1, 2018	$(510)	$(687)	$(383)	$—	$(1,580)
Depreciation expense	(149)	(147)	(134)	—	(430)
Disposals	7	22	8	—	37
Non-cash disposals	(2)	—	(1)	—	(3)
Net foreign currency exchange differences	41	68	18	—	127
Balance at December 31, 2018	$(613)	$(744)	$(492)	$—	$(1,849)
Depreciation expense	(171)	(178)	(328)	(87)	(764)
Disposals	7	2	(4)	—	5
Assets reclassified as held for sale	194	—	—	—	194
Non-cash disposals (additions)	3	(27)	50	—	26
Net foreign currency exchange differences	(14)	(3)	(11)	(1)	(29)
Balance at December 31, 2019	$(594)	$(950)	$(785)	$(88)	$(2,417)
Accumulated fair value adjustments:
Balance at January 1, 2018	$1,258	$873	$629	$—	$2,760
Fair value adjustments	220	18	224	—	462
Net foreign currency exchange differences	(77)	(81)	(31)	—	(189)
Balance at December 31, 2018	$1,401	$810	$822	$—	$3,033
Assets reclassified as held for sale	(416)	—	—	—	(416)
Fair value adjustments	347	45	327	—	719
Net foreign currency exchange differences	38	2	22	—	62
Non-cash disposals	—	—	(12)	—	(12)
Balance at December 31, 2019	$1,370	$857	$1,159	$—	$3,386
Net book value:
December 31, 2019(3)	$4,959	$8,206	$8,805	$1,043	$23,013
December 31, 2018	$4,808	$2,551	$5,011	$444	$12,814

(1)	See Note 7 Acquisition of Businesses for additional information.

(2)	See Note 3 Significant Accounting Policies for additional information.

(3)	Includes right-of-use assets of $20 million in our utilities segment, $1,329 million in our transport segment, $252 million in our energy segment and $560 million in our data infrastructure segment.
The partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2019 and 2018. Brookfield Infrastructure determined fair value under the income method or on a depreciated replacement cost basis. Assets under development were revalued where fair value could be reliably measured.
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s property, plant and equipment assets valued using the income method, categorized by segment.

	Dec. 31, 2019				Dec. 31, 2018
Segment	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	7% to 14%	8x to 21x	10 to 20 yrs	Discounted cash flow model	7% to 14%	8x to 22x	10 to 20 yrs
Transport	Discounted cash flow model	9% to 14%	9x to 14x	10 to 20 yrs	Discounted cash flow model	10% to 13%	9x to 14x	10 to 20 yrs
Energy	Discounted cash flow model	12% to 15%	10x to 17x	5 to 10 yrs	Discounted cash flow model	12% to 15%	10x to 14x	10 yrs
Data Infrastructure	Discounted cash flow model	13% to 15%	11x to 17x	10 to 11 yrs	Discounted cash flow model	13% to 15%	10x to 11x	10 yrs

An increase in the discount rate would lead to a decrease in the fair value of property, plant and equipment. Conversely, an increase to the terminal value multiple would increase the fair value of property, plant and equipment. Our partnership has classified all property, plant and equipment under level 3 of the fair value hierarchy.
At December 31, 2019, Brookfield Infrastructure carried out an assessment of the fair value of its Utilities property, plant and equipment, resulting in a gain from revaluation of $347 million (2018: $220 million) which was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Key drivers behind the revaluation gain recorded include; growth in underlying cash flows at our U.K. regulated distribution business associated with new connections and smart meter adoptions made during the year.
At December 31, 2019, Brookfield Infrastructure carried out an assessment of the fair value of its Transport property, plant and equipment. A gain from revaluation of $45 million (2018: $18 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Underlying valuation assumptions in the Transport segment remain relatively consistent with the prior year with the current year’s gain attributable to increasing cash flows.
At December 31, 2019, Brookfield Infrastructure carried out an assessment of the fair value of its Energy property, plant and equipment. A gain from revaluation of $327 million (2018: $224 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. The revaluation gain was primarily associated with growth in underlying cash flows at our North American district energy operations associated with new customer connections during the last 12 months and a more robust pipeline of growth opportunities which resulted in an increase in our terminal value assumption to align our values with observable market transactions.
At December 31, 2019, Brookfield Infrastructure carried out an assessment of the fair value of its Data Infrastructure property, plant and equipment. A gain from revaluation of $nil (2018: $nil) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income due to the recent acquisitions of the businesses in this segment.
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model.

US$ MILLIONS	Dec. 31, 2019	Dec. 31, 2018
Utilities	$3,589	$3,407
Transport	7,349	1,741
Energy	7,646	4,189
Data Infrastructure	1,043	444